ACCOUNTING POLICIES, CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure Of Accounting Policy [Line Items]
Available liquidity	$ 416,000
Cash and cash equivalents incl. restricted cash	323,803	$ 171,733	$ 135,564
Restricted cash	3,347	$ 26,889	$ 46,050
Net interest-bearing debt	$ 663,000
Net interest-bearing debt loan-to-value ratio	25.00%
Number of cash generating unit | item	2
Tank segment
Disclosure Of Accounting Policy [Line Items]
Number of cash generating unit | item	2